Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure Abstract
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in valuation allowance	(21.70%)
Income tax provision benefit	(0.70%)